Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	—	735	22	211
Derivative financial instrument (non-current asset)	—	10,752	—	10,137
Derivative financial instrument (current liability)	236	147	26	3,921
Derivative financial instrument (non-current liability)	—	1,262	—	1,769

Fair Value of Company's Publicly Traded Debt

The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2018 and 2017, which is considered to be level 1 in the fair value hierarchy.

	2018		2017
Carrying value	Ps.	128,664	Ps.	131,348
Fair value		128,741		136,147

Disclosure of Outstanding Interest Rate Swap Agreements

At December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143

At December 31, 2017, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2019	Ps.	4,089	Ps.	(35)	Ps.	—
2020		3,669		(17)		—
2021		3,709		(103)		—
2022		875		(34)		—
2023		13,328		(77)		984

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133

At December 31, 2017, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	7,739	Ps.	(20)	Ps.	172

Summary of Outstanding Colar Options to Purchase Foreign Currency

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

At December 31, 2017, the Company paid a net premium of Ps. 7 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017	Fair Value Asset December 31, 2017
2018	Ps.	266	Ps. (5)	Ps.	17

Disclosure of Outstanding Cross Currency Swap Agreements

At December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2023		396		(7)		—
2026		23,948		(396)		7,818
2027		813		(154)		—
2028		6,889		(42)		202

At December 31, 2017, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2017		Fair Value Asset December 31, 2017
2018	Ps.	24,760	Ps.	(3,878)	Ps.	—
2019		6,263		(205)		—
2020		18,428		(927)		567
2021		4,853		(12)		24
2023		14,446		—		8,336
2026		888		(192)		—
2027		6,907		—		51

Disclosure of Fair Value of Commodity Price Contracts

At December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31 2018
2019	Ps.	1,223	Ps.	(88)

At December 31, 2017, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset (Liability) December 31, 2017
2018	Ps.	992	Ps.	(7)
2019		150		3

At December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	265	Ps.	(17)

At December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	1,303	Ps.	(131)

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

Net effects of expired contracts that met hedging criteria

	Impact in Consolidated Income Statement	2018		2017		2016
Cross currency swap (1)	Interest expense	Ps.	157	Ps.	2,102	Ps.	—
Cross currency swap (1)	Foreign exchange		642		—		—
Forward agreements to purchase foreign currency	Foreign exchange		(87)		(40)		160
Commodity price contracts	Cost of goods sold		(258)		(6)		(241)
Options to purchase foreign currency	Cost of goods sold		(8)		—		—
Forward agreements to purchase foreign currency	Cost of goods sold		240		89		(45)

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

20.9 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

As of December 31, 2018 The Company does not have net effects of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

20.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

	Impact in Consolidated Income Statement	2018		2017
Cross-currency swaps	Market value gain on financial instruments	Ps.	—	Ps.	(438)

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2018
FEMSA (2)	(100 Bps.	)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.	)		(1,976)
2017
FEMSA (2)	(100 Bps.	)	Ps.	(452)
Coca-Cola FEMSA	(100 Bps.	)		(234)
2016
FEMSA (2)	(100 Bps.	)	Ps.	(550)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2018		2017		2016
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	145	Ps.	(251)	Ps.	(354)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2018.

	2019		2020		2021		2022		2023		2024 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	5,859	Ps.	11,105	Ps.	3,812	Ps.	2,867	Ps.	63,086	Ps.	50,681
Loans from banks		9,373		2,885		10,619		1,075		541		24
Obligations under finance leases		152		135		70		16		—		—
Derivative financial liabilities		633		913		554		34		(11,709)		160

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,022	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.78		—		—
Net exposure		3,484		683		—
Average exchange rate MXN/USD		20.19		20.75		—
Net exposure		805		337		—
Average exchange rate BRL/USD		3.75		3.83		—
Net exposure		429		63		—
Average exchange rate COP/USD		2,851		2,976		—
Net exposure		339		—		—
Average exchange rate ARS/USD		43.31		—		—
Net exposure		196		159		—
Average exchange rate URY/USD		32.9		33.97		—
Foreign exchange currency swap contracts
Net exposure		—		—		31,172
Average exchange rate MXN/USD		—		—		16.08
Net exposure		—		4,652		18,042
Average exchange rate BRL/USD		—		3.36		3.59
Net exposure		—		86		79
Average exchange rate BRL/MXN		—		0.18		0.19
Net exposure		—		—		1,928
Average exchange rate COP/USD		—		—		3,043.59
Net exposure		—		—		3,725
Average exchange rate CLP/USD		—		—		693.10
Interest rate risk
Interest rate swaps
Net exposure		—		4,013		8,594
Interest rate average BRL		—		6.29%		8.15%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		19		—		2,828
Average exchange rate CLP		6.45%		—		5.56%
Commodities risk
Aluminum		189		75,250		—
Average price (USD/Ton)		1,975		1,986		—
Sugar		725		498		—
Average price (USD cent/Lb)		12.86		13.11		—
PX+MEG		739		565		—
Average price (USD /Ton)		1,077		1,040		—

As of December 31, 2017, the Company financial instruments used to hedge its exposure to foreign exchange rates and interest rates were as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	833	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.81		—		—
Net exposure		3,391		978		—
Average exchange rate MXN/USD		19.62		19.42		—
Net exposure		1,332		136		—
Average exchange rate BRL/USD		3.22		3.25		—
Net exposure		647		116		—
Average exchange rate COP/USD		3,017		3,014		—
Net exposure		280		—		—
Average exchange rate ARS/USD		18.56		—		—
Net exposure		23		—		—
Average exchange rate CLP/USD		640.12		—		—
Foreign exchange currency swap contracts				—
Net exposure		—		—		31,222
Average exchange rate MXN/USD		—		—		16.08
Net exposure		6,414		17,389		14,880
Average exchange rate BRL/USD		3.82		3.83		3.37
Net exposure		64		95		—
Average exchange rate BRL/MXN		—		—		—
Net exposure		—		249		1,695
Average exchange rate COP/USD		—		3,034.35		2,999.60
Net exposure		—		—		3,989
Average exchange rate CLP/USD		—		—		691.85
Interest rate risk
Interest rate swaps
Net exposure		—		—		11,025
Interest rate average BRL		—		—		7.58%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		—		3,515
Interest rate average CLP		—		—		5.35%
Commodities risk
Sugar		710		428		—
Average price (USD cent/Lb)		14.79		15.23		—

Summary of Cash Flows Hedge Exposures

As of December 31, 2018, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	1	22	—

As of December 31, 2017, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	—	11	—

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges

As of December 31, 2018, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging reserve		Costs of hedging reserve
Balances at beginning of the period	Ps.	1,384	Ps.	12
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(132)		12
Foreign exchange currency risk – Other stock		(462)		—
Interest rate risk		(273)		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		294		—

Balances at the end of the period	Ps.	812	Ps.	24

Market risk [member]
Statement [LineItems]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2018
FEMSA (1)	+12 MXN/EUR	Ps.	(116)
	-12% MXN/EUR		116
Coca-Cola FEMSA	+13% MXN/USD		668
	-13% MXN/USD		(668)

	+16% BRL/USD		413
	-16% BRL/USD		(413)
	+8% UYU/USD		46
	-8% UYU/USD		(46)
	+12% COP/USD		2
	-12% COP/USD		(2)
	+27% ARS/USD		522
	-27% ARS/USD		(522)

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2017
FEMSA (1)	+13% MXN/EUR	Ps.	(141)
	-13% MXN/EUR		141
	+8% CLP/USD		2
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	-12% MXN/USD		(625)
	+14% BRL/USD		234
	-14% BRL/USD		(234)
	+9% COP/USD		73
	-9% COP/USD		(73)
	+10% ARS/USD		29
	-10% ARS/USD		(29)
2016
FEMSA (1)	+17% MXN/EUR	Ps.	(293)
	-17% MXN/EUR		293
	+11% CLP/USD		12
	-11% CLP/USD		(12)
Coca-Cola FEMSA	+18% BRL/USD		203
	-18% BRL/USD		(203)
	+17% MXN/USD		916
	-17% MXN/USD		(916)
	+18% COP/USD		255
	-18% COP/USD		(255)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	-10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	-13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	-12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	-15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	-13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	-16% BRL/USD		(9,068)		—
2017
FEMSA (3)	+8% CLP/USD	Ps.	—	Ps.	373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD		—		(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	-12% MXN/USD		(3,540)		—
	+14% BRL/USD		7,483		—
	-14% BRL/USD		(7,483)		—
2016
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	549
	-11% CLP/USD		—		(549)
	+17% MXN/USD		—		3,836
	-17% MXN/USD		—		(3,836)
Coca-Cola FEMSA	+18% COP/USD		—		448
	-18% COP/USD		—		(448)
	+17% MXN/USD		3,687		1,790
	-17% MXN/USD		(3,687)		(1,790)
	+18% BRL/USD		9,559		—
	-18% BRL/USD		(9,559)		—

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2018
FEMSA (2)	+12% EUR/+13 % USD	Ps.	8,596
	-12% EUR/-13 % USD		(8,596)
Coca-Cola FEMSA	+13% USD		1,868
	-13% USD		(1,868)
2017
FEMSA (2)	+13% EUR/+12% USD	Ps.	8,077
	-13% EUR/-12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		(553)
	-12% USD		553
2016
FEMSA (2)	+17% EUR/+17% USD	Ps.	3,176
	-17% EUR/-17% USD		(3,176)
Coca-Cola FEMSA	+17% USD		(105)
	-17% USD		105

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2018
Coca-Cola FEMSA	Sugar - 30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)
2016
Coca-Cola FEMSA	Sugar - 33%	Ps.	(310)
	Aluminum -16%		(13)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.

Cash flow hedges [member]
Statement [LineItems]
Summary of Cash Flows Financial Instruments Amounts and Its Related Non-effective Portion

As of December 31, 2018, cash flows financial instruments amounts and its related non-effective portion is included were follows:

	Notional	Assets		Liabilities		Financial position name in which is included the cash flow hedge
Foreign exchange currency risk Forward contracts: Net sales, trade receivables and borrowings	1,022	Ps.	24	Ps.	—	Other investments including financial derivatives (assets), trade payable (liabilities)
Purchase of stock	4,786		109		(66)
Exchange rate swaps	36,990		8,564		(587)
Interest rate risk
Swap interest rate	14,250		1,143		(109)	Other investments including financial derivatives (assets), trade payable (liabilities) trade payable (liabilities)
Commodities risk
Aluminum	265		—		(17)
Sugar	1,223		—		(88)
PX+MEG	1,303		—		(131)

	Changes in value of the financial instrument recognized in OCI	Non- effective portion recognized in profit and loss	Profit and loss category in which is included the non-effective portion	Hedging costs included in the OCI	Amount of hedging reserve transferred to the cost of inventory	Amount of hedging reserve costs transferred to the cost of inventory	Hedging reserve amount reclassified to profit and loss	Profit and loss category impacted due to the reclassification
Foreign exchange currency risk
Forward contracts: Net sales, trade receivables and borrowings	40	—	—	—	—	—	(87)	Foreign exchange
Purchase of stock	113	—	—	22,069	23,862	(7,575)	—	—
Exchange rate swaps	45	42	Other financial costs	—	—	133	—	Other financial costs

Interest rate risk
Swap interest rate	(189)	—	—	—	—	—	—	—

Commodities risk
Aluminum	(17)	—	—	—	(5,396)	—	—	—
Sugar	(84)	—	—	—	(277,439)	—	—	—
PX+MEG	(131)	—	—	—	25,091	—	—	—